As filed with Securities and Exchange Commission on October 8, 2020.
File Nos. 333-185790
811-09003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 19	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 19	[X]
(Check Appropriate Box or Boxes)

Variable Annuity Account Seven
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
Manda Ghaferi, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on October 13, 2020 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.

Variable Annuity Account Seven
Cross Reference Sheet
Part A — Prospectus
Incorporated by reference to the prospectus dated April 30, 2020, as filed under Form N-4, Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003, filed on April 27, 2020 Accession No. 0001683863-20-005420.
Supplements dated October 13, 2020 to the prospectus are included in Part A of this Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003.

Part B — Statement of Additional Information
Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003, filed on April 27, 2020, Accession No.0001683863-20-005420.
A supplement dated October 13, 2020 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003.
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 13, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris Platinum O-Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum O-Series Variable Annuity

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) does not apply if you do not elect the living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages effective on or after October 13, 2020. This Rate Sheet Supplement must be used in conjunction with the Prospectus dated October 13, 2020. If you need another copy of the Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790 or 333-178843 if your contract was issued in New York.

The percentages listed below apply to applications signed on or after October 13, 2020. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

The percentages listed in this Rate Sheet Prospectus Supplement can be superseded at any time. At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185790 or 333-178843 if your contract was issued in New York.

POLARIS INCOME BUILDER DAILY FLEX

Maximum Annual Withdrawal Percentage and Protected Income Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus):

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Builder Daily Flex
	Maximum Annual Withdrawal Percentage	Protected Payment Income Percentage
One Covered Person (Age 45 - 59)	3.25%	3.25%
One Covered Person (Age 60 - 64)	3.75%	3.75%
One Covered Person (Age 65 - 71)	5.00%	5.00%
One Covered Person (Age 72 and Older)	5.25%	5.25%
Two Covered Persons (Age 45 - 59)	2.75%	2.75%
Two Covered Persons (Age 60 - 64)	3.25%	3.25%
Two Covered Persons (Age 65 - 71)	4.50%	4.50%
Two Covered Persons (Age 72 and Older)	4.75%	4.75%

(1) If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.

Dated: October 13, 2020

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED APRIL 30, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris Platinum O-Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum O-Series Variable Annuity

The date of the Prospectus has been changed to October 13, 2020. All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to October 13, 2020.

Effective on or about October 13, 2020, the following Underlying Fund of the SunAmerica Series Trust (“SAST”) has been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Oppenheimer Main Street Large Cap Portfolio	SA Invesco Main Street Large Cap Portfolio	Invesco Advisers, Inc.	SAST

Effective on or about October 13, 2020, the following Underlying Funds of the PIMCO Variable Insurance Trust (“PVIT”) and SunAmerica Series Trust (“SAST”) are available to contract owners for direct investment if a Living Benefit is not elected:

Underlying Fund	Managed by	Trust	Asset Class
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company LLC	PVIT	Bond
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.	SAST	Stock

Effective on or about October 13, 2020, the following Underlying Funds are also available to contract owners for direct investment and as part of the investment requirements for the Polaris Income Builder Daily Flex Living Benefit*:

Underlying Fund Name	Managed by	Trust	Asset Class
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC	PVIT	Bond
SA BlackRock Multi-Factor 70/30 Portfolio	BlackRock Investment Management, LLC	SAST	Asset Allocation

*Please see the investment requirements table on the next page.

As a result of the fund additions described above, the maximum total annual portfolio operating expense has been updated. The following replaces the Total Annual Portfolio Operating Expenses table in the FEE TABLE section:

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (as of January 31, 2020)

The following shows the minimum and maximum total operating
expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying
Funds’ expenses is contained in the prospectus for each Trust.

	Minimum[8]	Maximum[9]
Expenses include management fees, other expenses and 12b-1fees, if applicable.	0.46	2.09

[8]

The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.

[9]

The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust under which it will waive 1.14% of its fee and the fee is 0.95% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.95%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

The following replaces the table appearing on page 36 of the prospectus, under “Are there investment requirements if I elect a Living Benefit” in the OPTIONAL LIVING BENEFIT section:

Investment Requirements for Polaris Income Builder Daily Flex

You must allocate your assets in accordance with the following:

10% Secure Value Account

Up to 90% in one or more of the following Variable Portfolios:

American Funds Asset Allocation

Goldman Sachs VIT Government Money Market Fund

PIMCO Total Return

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA BlackRock Multi-Factor 70/30

SA DFA Ultra Short Bond

SA Federated Hermes Corporate Bond

SA Fixed Income Index

SA Fixed Income Intermediate Index

SA Global Index Allocation 60/40

SA Global Index Allocation 75/25

SA Global Index Allocation 90/10

SA Goldman Sachs Global Bond

SA Goldman Sachs Multi-Asset Insights

SA Index Allocation 60/40

SA Index Allocation 80/20

SA Index Allocation 90/10

SA JPMorgan Diversified Balanced

SA JPMorgan MFS Core Bond

SA Legg Mason Tactical Opportunities

SA MFS Total Return

SA PGI Asset Allocation

SA Putnam Asset Allocation Diversified Growth

SA T. Rowe Price Asset Allocation Growth

SA Wellington Government and Quality Bond

SA Wellington Real Return

SA Wellington Strategic Multi-Asset

Dated: October 13, 2020

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advisory Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Variable Annuity

Polaris II Variable Annuity

Polaris Platinum II Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Select II Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Platinum O-Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

The date of the Statement of Additional Information has been changed to October 13, 2020.

Dated: October 13, 2020

Please keep this Supplement with your Statement of Additional Information.

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003, filed on April 27, 2020:
•	The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
(b)   Exhibits
Exhibit Number	Description	Location
(1)	Resolutions Establishing Separate Account	Incorporated by reference to Initial Registration Statement, File Nos. 333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.
(2)	Custody Agreements	Not Applicable
(3)(a)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 17, File Nos. 333-185790 and 811-09003, filed on April 25, 2019, Accession No. 0001193125-19-119258.
(3)(b)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)	Variable Annuity Contract
(4)(a)	AGL Variable Annuity Contract (AS-993 (12/10))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(b)	AGL Variable Annuity Contract (AG-804 (7/13))	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File No. 333-185790 and 811-09003, filed on December 28, 2015, Accession No. 0001193125-15-414578.
(4)(c)	AGL Nursing Home Waiver Rider (A-7036-R1)	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(4)(d)	AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(4)(e)	AGL Return of Purchase Payment Death Benefit Endorsement (AGE-8025 (7/13))	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File No. 333-185790 and 811-09003, filed on December 28, 2015, Accession No. 0001193125-15-414578.
(4)(f)	AGL Maximum Anniversary Value Optional Death Benefit Endorsement (ASE-6255 (12/10))	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 2, File Nos. 333-185790 and 811-09003, filed on April 30, 2013, Accession No. 0000950123-13-002978.
(4)(g)	AGL Maximum Anniversary Value Optional Death Benefit Endorsement (AGE-8026 (7/13))	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File No. 333-185790 and 811-09003, filed on December 28, 2015, Accession No. 0001193125-15-414578.

Exhibit Number	Description	Location
(4)(h)	AGL Premium Plus Endorsement (ASE-6245 (12/08))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(4)(i)	Merger Endorsement (L8204 (7/12))	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(j)	AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15)	Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016, Accession No. 0001193125-16-568551.
(4)(k)	AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8025 (12/15))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017, Accession No. 0001193125-17-139853.
(4)(l)	AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8025 (8/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017, Accession No. 0001193125-17-139853.
(4)(m)	AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8026 (12/15))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017, Accession No. 0001193125-17-139853.
(4)(n)	AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8026 (8/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017, Accession No. 0001193125-17-139853.
(4)(o)	AGL Optional Guaranteed Living Benefit Endorsement (Income Plus) (AGE-6248 (12/15))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017, Accession No. 0001193125-17-139853.
(4)(p)	AGL Optional Guaranteed Living Benefit Endorsement (Income Builder Daily) (AGE-8036 (12/16))	Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 15, File Nos. 333-185790 and 811-09003, filed on September 5, 2018, Accession No. 0001193125-18-267277.
(4)(q)	AGL Return of Purchase Payment Death Benefit Rider (AGE-8025 (12/18))	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 17, File Nos. 333-185790 and 811-09003, filed on April 25, 2019, Accession No. 0001193125-19-119258.
(4)(r)	AGL Maximum Anniversary Value Death Benefit Rider (AGE-8026 (12/18))	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 17, File Nos. 333-185790 and 811-09003, filed on April 25, 2019, Accession No. 0001193125-19-119258.
(4)(s)	AGL Optional Guaranteed Lifetime Income Rider (AGE-8075 (12/18))	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 17, File Nos. 333-185790 and 811-09003, filed on April 25, 2019, Accession No. 0001193125-19-119258.
(5)	Application for Contract
(5)(a)	AGL Annuity Application (ASA-579 (5/12))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(5)(b)	AGL Annuity Application (AGA-579E (12/14))	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File No. 333-185790 and 811-09003, filed on December 28, 2015, Accession No. 0001193125-15-414578.
(6)	Corporate Documents of Depositor

Exhibit Number	Description	Location
(6)(a)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.
(6)(b)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995	Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.
(6)(c)	By-Laws of American General Life Insurance Company, restated as of June 8, 2005	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.
(7)	Reinsurance Contract	Not Applicable
(8)	Material Contracts
(8)(a)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(b)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(c)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.
(8)(e)	American Funds Insurance Series Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(e)(i)	Amendment to American Funds Insurance Series Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000959123-14-010828.
(8)(f)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008, Accession No. 0000950134-08-007757.
(8)(f)(i)	Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 6, File Nos. 333-185790 and 811-09003, filed on October 5, 2015, Accession No. 0001193125-15-337549.
(8)(g)	Lord Abbett Series Fund, Inc. Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(h)	Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No.7 to Form N-6 Registration Statement, File No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

Exhibit Number	Description	Location
(8)(i)	Amendment to Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568243.
(8)(j)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(9)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Initial Registration Statement, File Nos. 333-185790 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014447.
(10)	Consent	Filed Herewith
(11)	Financial Statements Omitted from Item 23	Not Applicable
(12)	Initial Capitalization Agreement	Not Applicable
(13)	Other
(13)(a)	Power of Attorney — American General Life Insurance Company Directors	Incorporated by reference to Pre-Effective Amendment No. 18 and Amendment No. 18, File Nos. 333-185790 and 811-09003, filed on April 27, 2020, Accession No. 0001683863-20-005420.
(13)(b)	Notice of Termination of Support Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-172054 and 811-09003, filed on April 27, 2011, Accession No. 0000950123-11-040080.
(13)(c)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(13)(d)	Agreement and Plan of Merger	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(13)(e)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-185790 and 811-09003, filed on April 28, 2015, Accession No. 0001193125-15-153093.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
K EVIN T. HOGAN (1)	Director, Chairman, Chief Executive Officer, and President
K ATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
T HOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer
T ERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer
M ICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
J ONATHAN J. NOVAK (2)	Director and Chief Executive Officer, Institutional Markets
A LIREZA VASEGHI (1)	Director, Senior Vice President and Chief Investment Officer
T ODD P. SOLASH (3)	Director and Chief Executive Officer, Individual Retirement
A DAM C. WINSLOW (4)	Director and Chief Executive Officer, Life Insurance
Evelyn Curran	Executive Vice President
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky (3)	Senior Vice President, Individual Retirement Products
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
David Ditillo (5)	Senior Vice President and Chief Information Officer
Christine A. Nixon (3)	Senior Vice President
Christopher V. Muchmore (3)	Senior Vice President, Market Risk Management
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Sai P. Raman (6)	Senior Vice President, Institutional Markets
Timothy M. Heslin (7)	Senior Vice President and Chief Life Product and Underwriting Officer
C RAIG A. ANDERSON	Senior Vice President and Life Controller
Mallary L. Reznik (3)	Senior Vice President, General Counsel and Assistant Secretary
Christina M. Haley (3)	Senior Vice President, Product Filing
Justin J.W. Caulfield (1)	Vice President and Treasurer
Julie Cotton Hearne	Vice President and Secretary
Mark A. Peterson (7)	Vice President, Distribution
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (8)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
T. Clay Spires	Vice President and Tax Officer
Michael E. Treske (3)	Vice President, Distribution
Frank Kophamel	Vice President and Appointed Actuary
Michelle D. Campion (9)	Vice President
Jeffrey S. Flinn	Vice President
Manda Ghaferi (3)	Vice President
Christopher J. Hobson	Vice President
Jennifer N. Miller (9)	Vice President
Thomas A. Musante (9)	Vice President
Stewart R. Polakov (3)	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
David J. Kumatz (7)	Assistant Secretary
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary

Names, Positions and Offices Held with Depositor
Lloyd J. Bellow	Assistant Tax Officer
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (8)	Investment Tax Officer
Michael F. Mulligan	Managing Director and Head of Global Guaranteed Investment Contracts
Melissa H. Cozart	Privacy Officer

(1)	175 Water Street, New York, NY 10038
(2)	10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	58 Fenchurch Street, London, United Kingdom, EC3M 4AB
(5)	3211 Shannon Road, Durham, NC 27707
(6)	50 Danbury Road, Wilton, CT 06897
(7)	340 Seven Springs Way, Brentwood, TN, 32027
(8)	80 Pine Street, New York, NY 10005
(9)	777 S. Figueroa Street, Los Angeles, CA 90017
(10)	301 Grant Street, Pittsburgh, PA, 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
As of September 30, 2020, the number of Polaris Platinum O-Series contracts funded by Variable Annuity Account Seven was 36,510, of which 21,077 were qualified contracts and 15,433 were non-qualified.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Todd P. Solash	Director
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
John Thomas Genoy(1)	Vice President
Mallary Loren Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas Clayton Spires(2)	Vice President, Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 160 Greene Street, Jersey City, NJ 07311
(2) Principal business address 2919 Allen Parkway, Houston, TX 77019
(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 31.     Management Services
Not Applicable.

Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 8th day of October, 2020.
Variable Annuity Account Seven
(Registrant)
BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
        (On behalf of the Registrant and itself)
BY:  /s/   CRAIG A. ANDERSON

         CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	October 8, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	October 8, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	October 8, 2020

*TERRI N. FIEDLER TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	October 8, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	October 8, 2020

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and Chief Executive Officer, Institutional Markets	October 8, 2020

ALIREZA VASEGHI	Director, Senior Vice President and Chief Investment Officer

*TODD P. SOLASH TODD P. SOLASH	Director and Chief Executive Officer, Individual Retirement	October 8, 2020

*ADAM C. WINSLOW ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	October 8, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	October 8, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	October 8, 2020